Property, plant and equipment, net - Schedule of Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Beginning Balance	€ 5,022.0	€ 4,303.0
Additions	860.8	711.4
Divestment	(36.0)
Disposals	(277.4)	(68.2)
Net non-cash movements to/from Inventories	11.9	(23.9)
Effect of changes in exchange rates	33.8	(25.4)
Ending Balance	5,615.1	5,022.0	€ 4,303.0
Accumulated depreciation and impairment
Beginning Balance	2,551.7	2,303.7
Depreciation	321.6	351.7	325.3
Impairment charges	11.5	2.7
Divestment	(7.5)
Disposals	(255.2)	(65.4)
Net non-cash movements to/from Inventories	(7.9)	(29.9)
Effect of changes in exchange rates	18.2	(11.1)
Ending Balance	2,632.4	2,551.7	2,303.7
Carrying amount
Carrying amount	2,982.7	2,470.3	1,999.3
Berliner Glas
Cost
Additions		125.1
Land and buildings
Cost
Beginning Balance	2,432.2	2,036.5
Additions	372.7	359.3
Divestment	(17.9)
Disposals	(0.5)	(0.4)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	17.2	(12.3)
Ending Balance	2,803.7	2,432.2	2,036.5
Accumulated depreciation and impairment
Beginning Balance	842.6	746.3
Depreciation	95.6	102.0
Impairment charges	3.1	0.0
Divestment	(0.6)
Disposals	(0.4)	(0.1)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	7.4	(5.6)
Ending Balance	947.7	842.6	746.3
Carrying amount
Carrying amount	1,856.0	1,589.6
Land and buildings | Berliner Glas
Cost
Additions		49.1
Machinery and equipment
Cost
Beginning Balance	1,828.9	1,587.8
Additions	389.6	263.0
Divestment	(13.4)
Disposals	(199.1)	(53.6)
Net non-cash movements to/from Inventories	11.9	(23.9)
Effect of changes in exchange rates	10.8	(10.1)
Ending Balance	2,028.7	1,828.9	1,587.8
Accumulated depreciation and impairment
Beginning Balance	1,126.2	1,022.7
Depreciation	167.1	186.2
Impairment charges	8.2	2.7
Divestment	(4.4)
Disposals	(181.2)	(51.6)
Net non-cash movements to/from Inventories	(7.9)	(29.9)
Effect of changes in exchange rates	7.6	(3.9)
Ending Balance	1,115.6	1,126.2	1,022.7
Carrying amount
Carrying amount	913.1	702.7
Machinery and equipment | Berliner Glas
Cost
Additions		65.7
Leasehold improvements
Cost
Beginning Balance	340.3	301.0
Additions	33.2	45.7
Divestment	0.0
Disposals	(7.5)	(5.2)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	2.6	(1.2)
Ending Balance	368.6	340.3	301.0
Accumulated depreciation and impairment
Beginning Balance	297.3	281.3
Depreciation	15.9	21.4
Impairment charges	0.2	0.0
Divestment	0.0
Disposals	(3.9)	(4.7)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	1.5	(0.7)
Ending Balance	311.0	297.3	281.3
Carrying amount
Carrying amount	57.6	43.0
Leasehold improvements | Berliner Glas
Cost
Additions		0.0
Furniture, fixtures and other
Cost
Beginning Balance	420.6	377.7
Additions	65.3	43.4
Divestment	(4.7)
Disposals	(70.3)	(9.0)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	3.2	(1.8)
Ending Balance	414.1	420.6	377.7
Accumulated depreciation and impairment
Beginning Balance	285.6	253.4
Depreciation	43.0	42.1
Impairment charges	0.0	0.0
Divestment	(2.5)
Disposals	(69.7)	(9.0)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	1.7	(0.9)
Ending Balance	258.1	285.6	€ 253.4
Carrying amount
Carrying amount	€ 156.0	135.0
Furniture, fixtures and other | Berliner Glas
Cost
Additions		€ 10.3